PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96 .0%
Australia : 3 .1%
19,198
Ampol Ltd.
$ 392,181
0.3
48,459
ANZ Group Holdings Ltd.
720,806
0.5
191,111
Aurizon Holdings Ltd.
442,358
0.2
4,968
BHP Group Ltd. - Class DI
135,940
0.1
50,380
Brambles Ltd.
449,813
0.3
22,786
Computershare Ltd.
330,810
0.2
48,114  Insurance Australia Group
Ltd.
162,259
0.1
195,972
Medibank Pvt Ltd.
454,848
0.3
29,652
National Australia Bank Ltd.
499,423
0.3
80,442
Scentre Group
141,754
0.1
86,481
Telstra Group Ltd.
245,246
0.2
77,188
Transurban Group
744,554
0.5
4,719,992
3.1
Austria : 0 .2%
6,243
OMV AG
278,866
0.2
Canada : 3 .7%
16,037
BCE, Inc.
723,467
0.5
18,620  Canadian Imperial Bank of
Commerce
767,706
0.5
11,732
Cenovus Energy, Inc.
187,453
0.1
18,897  Element Fleet Management
Corp.
286,622
0.2
8,765
iA Financial Corp., Inc.
558,636
0.4
10,926  Rogers Communications,
Inc. - Class B
481,710
0.3
7,750
Royal Bank of Canada
693,247
0.5
15,685
Suncor Energy, Inc.
439,411
0.3
6,448
TC Energy Corp.
250,985
0.2
16,408
TELUS Corp.
310,876
0.2
6,029
Thomson Reuters Corp.
766,649
0.5
5,466,762
3.7
China : 0 .2%
154,000  SITC International Holdings
Co. Ltd.
267,530
0.2
Denmark : 0 .4%
97  AP Moller - Maersk A/S -
Class B
163,250
0.1
23,416
(1)
Danske Bank A/S
477,551
0.3
640,801
0.4
Finland : 0 .1%
46,912
Nokia Oyj
189,779
0.1
France : 3 .7%
4,524
Air Liquide SA
758,010
0.5
28,320
AXA SA
802,892
0.5
7,983
BNP Paribas SA
464,119
0.3
1,129
Dassault Aviation SA
191,503
0.1
9,787
Edenred
629,981
0.4
2,129
Eiffage SA
227,362
0.2
5,706
(2)
La Francaise des Jeux
SAEM
220,601
0.2
79,926
Orange SA
954,581
0.6
5,229
Sanofi
533,500
0.4
4,089
Thales SA
569,940
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France: (continued)
19,544
Vivendi SE
$ 173,630
0.1
5,526,119
3.7
Germany : 0 .7%
9,468
BASF SE
450,281
0.3
13,373
(1)
Commerzbank AG
135,276
0.1
5,950
GEA Group AG
250,768
0.2
1,853
Symrise AG
198,443
0.1
1,034,768
0.7
Hong Kong : 1 .3%
74,500
CK Asset Holdings Ltd.
401,567
0.3
59,000
CK Hutchison Holdings Ltd.
355,692
0.2
8,500  Jardine Matheson Holdings
Ltd.
404,804
0.3
50,200
Link REIT
291,913
0.2
47,500
MTR Corp. Ltd.
218,648
0.1
68,500
Power Assets Holdings Ltd.
368,860
0.2
2,041,484
1.3
Israel : 0 .2%
42,750
Bank Leumi Le-Israel BM
299,798
0.2
Italy : 1 .3%
69,848
Eni SpA
929,451
0.6
36,369
(2)
Poste Italiane SpA
378,049
0.3
100,864
Snam SpA
528,726
0.4
1,836,226
1.3
Japan : 7 .6%
1,500
Hirose Electric Co. Ltd.
203,060
0.1
27,100
Honda Motor Co. Ltd.
771,123
0.5
125,200
Japan Post Holdings Co. Ltd.
882,803
0.6
52,200
Japan Tobacco, Inc.
1,138,197
0.8
11,300
KDDI Corp.
348,396
0.2
11,400  McDonald's Holdings Co.
Japan Ltd.
468,846
0.3
28,100  Mitsubishi UFJ Financial
Group, Inc.
186,859
0.1
15,600
NEC Corp.
732,119
0.5
44,700
Oji Holdings Corp.
172,017
0.1
8,200
Ono Pharmaceutical Co. Ltd.
153,333
0.1
17,200
ORIX Corp.
292,370
0.2
2,000
Rohm Co. Ltd.
168,782
0.1
13,000
Secom Co. Ltd.
851,390
0.6
16,700
Sekisui Chemical Co. Ltd.
230,181
0.2
39,300
Sekisui House Ltd.
767,009
0.5
9,200
Sompo Holdings, Inc.
374,001
0.3
51,300
Sumitomo Chemical Co. Ltd.
152,758
0.1
31,300  Sumitomo Mitsui Financial
Group, Inc.
1,270,206
0.9
6,900
Taisei Corp.
219,251
0.1
33,600  Takeda Pharmaceutical Co.
Ltd.
1,069,356
0.7
37,200
Tokio Marine Holdings, Inc.
832,790
0.6
11,284,847
7.6
Netherlands : 1 .2%
90,211
Koninklijke KPN NV
310,349
0.2
21,200
NN Group NV
764,838
0.5
6,661
Wolters Kluwer NV
760,849
0.5
1,836,036
1.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand : 0 .1%
57,599
Spark New Zealand Ltd.
$ 178,776
0.1
Puerto Rico : 0 .3%
7,257
Popular, Inc.
414,955
0.3
Singapore : 0 .5%
294,600
Genting Singapore Ltd.
219,944
0.1
80,700
Keppel Corp. Ltd.
376,317
0.3
38,400
Singapore Airlines Ltd.
181,948
0.1
778,209
0.5
Spain : 1 .8%
15,308  ACS Actividades de
Construccion y Servicios SA
510,844
0.3
42,387  Banco Bilbao Vizcaya
Argentaria SA
278,682
0.2
18,931
Industria de Diseno Textil SA
633,352
0.4
23,489
Red Electrica Corp. SA
398,333
0.3
64,669
Repsol SA
876,423
0.6
2,697,634
1.8
Switzerland : 2 .2%
6,762
Novartis AG, Reg
648,116
0.4
1,527
Roche Holding AG
486,363
0.3
1,419
Swisscom AG, Reg
898,932
0.6
2,880
Zurich Insurance Group AG
1,348,364
0.9
3,381,775
2.2
United Kingdom : 4 .4%
94,832
BAE Systems PLC
1,096,026
0.7
115,746
BP PLC
650,265
0.4
28,650  British American Tobacco
PLC
906,905
0.6
37,045
British Land Co. PLC
158,519
0.1
7,101
DCC PLC
406,912
0.3
49,268
GSK PLC
826,926
0.6
38,470
Imperial Brands PLC
810,985
0.5
280,342
Lloyds Banking Group PLC
154,460
0.1
144,842
NatWest Group PLC
469,315
0.3
74,692
Sage Group PLC
809,432
0.5
14,349
Smiths Group PLC
287,105
0.2
52,647
Tesco PLC
171,072
0.1
6,747,922
4.4
United States : 63 .0%
9,607
3M Co.
896,429
0.6
15,674
(1)
AbbVie, Inc.
2,162,385
1.5
835
Acuity Brands, Inc.
125,826
0.1
5,978
AECOM
466,583
0.3
3,939  Air Products and Chemicals,
Inc.
1,060,142
0.7
3,658  Allison Transmission
Holdings, Inc.
173,023
0.1
28,501
Altria Group, Inc.
1,266,014
0.9
83,649
Amcor PLC
806,376
0.5
8,793
Amdocs Ltd.
828,037
0.6
11,907  American Electric Power
Co., Inc.
989,710
0.7
8,331  American International
Group, Inc.
440,127
0.3
501
Ameriprise Financial, Inc.
149,533
0.1
1,076
AMETEK, Inc.
156,095
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
6,175
(1)
Amgen, Inc.
$ 1,362,514
0.9
2,444
Aon PLC - Class A
753,461
0.5
2,641
AptarGroup, Inc.
297,086
0.2
4,798
Assurant, Inc.
575,712
0.4
3,661  Automatic Data Processing,
Inc.
765,112
0.5
7,058
Avnet, Inc.
309,423
0.2
11,665
Axis Capital Holdings Ltd.
605,414
0.4
13,718
Bank OZK
474,368
0.3
24,126
(1)
Bristol-Myers Squibb Co.
1,554,679
1.0
12,213
Cardinal Health, Inc.
1,005,130
0.7
5,104
Cheniere Energy, Inc.
713,386
0.5
3,110
Cigna Group
769,445
0.5
41,861
Cisco Systems, Inc.
2,079,236
1.4
7,215
Citizens Financial Group, Inc.
186,003
0.1
8,733
Coca-Cola Co.
521,011
0.4
8,040
Colgate-Palmolive Co.
598,015
0.4
9,794
Commerce Bancshares, Inc.
469,622
0.3
8,891
Consolidated Edison, Inc.
829,530
0.6
20,482
CSX Corp.
628,183
0.4
6,154
Cullen/Frost Bankers, Inc.
616,631
0.4
10,631
CVS Health Corp.
723,227
0.5
20,720
Dow, Inc.
1,010,722
0.7
16,276
DT Midstream, Inc.
739,907
0.5
7,535
DTE Energy Co.
810,766
0.5
12,667
Duke Energy Corp.
1,131,036
0.8
9,636
Edison International
650,623
0.4
8,272
Electronic Arts, Inc.
1,058,816
0.7
1,505
Elevance Health, Inc.
673,969
0.5
12,760
Emerson Electric Co.
991,197
0.7
2,830
EOG Resources, Inc.
303,631
0.2
71,250
Equitrans Midstream Corp.
607,763
0.4
2,322
Erie Indemnity Co. - Class A
497,140
0.3
2,461
Everest Re Group Ltd.
836,789
0.6
13,724
Evergy, Inc.
793,933
0.5
11,629
First Hawaiian, Inc.
191,762
0.1
34,263
Flowers Foods, Inc.
855,890
0.6
1,933
FMC Corp.
201,187
0.1
49,092
FNB Corp.
539,521
0.4
7,535
Fortive Corp.
490,604
0.3
13,563  Gaming and Leisure
Properties, Inc.
652,923
0.4
13,934
General Mills, Inc.
1,172,685
0.8
7,727
General Motors Co.
250,432
0.2
17,956
Genpact Ltd.
660,422
0.4
23,079
Gentex Corp.
606,055
0.4
5,916
Genuine Parts Co.
881,070
0.6
17,363
Gilead Sciences, Inc.
1,335,909
0.9
20,301
H&R Block, Inc.
605,985
0.4
3,177
Hancock Whitney Corp.
116,056
0.1
4,245  Hanover Insurance Group,
Inc.
473,148
0.3
13,428  Hartford Financial Services
Group, Inc.
920,087
0.6
6,631
Highwoods Properties, Inc.
137,129
0.1
1,069
Humana, Inc.
536,499
0.4
5,940  International Bancshares
Corp.
253,757
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
2,832  International Business
Machines Corp.
$ 364,167
0.2
6,004
Iridium Communications, Inc.
360,480
0.2
15,157
Iron Mountain, Inc.
809,687
0.5
20,359
Johnson & Johnson
3,156,867
2.1
2,379  Johnson Controls
International PLC
142,026
0.1
30,460
Juniper Networks, Inc.
925,070
0.6
7,822
(1)
Kellogg Co.
522,275
0.4
17,441
Keurig Dr Pepper, Inc.
542,764
0.4
12,589
Kilroy Realty Corp.
341,665
0.2
8,474
Kimberly-Clark Corp.
1,137,889
0.8
9,397
Leidos Holdings, Inc.
733,530
0.5
5,519
LKQ Corp.
291,127
0.2
10,085
Loews Corp.
564,760
0.4
9,021
Marathon Petroleum Corp.
946,393
0.6
5,902  Marsh & McLennan Cos.,
Inc.
1,022,108
0.7
5,757
McDonald's Corp.
1,641,378
1.1
2,236
McKesson Corp.
873,918
0.6
22,541
Merck & Co., Inc.
2,488,752
1.7
9,936
MetLife, Inc.
492,329
0.3
15,877
MGIC Investment Corp.
240,060
0.2
1,653  Mid-America Apartment
Communities, Inc.
243,090
0.2
11,075  Mondelez International, Inc.
- Class A
813,016
0.5
4,714
Morgan Stanley
385,417
0.3
4,673  MSC Industrial Direct Co.,
Inc. - Class A
420,196
0.3
10,425
National Fuel Gas Co.
530,737
0.4
19,684  National Retail Properties,
Inc.
837,357
0.6
8,524
NetApp, Inc.
565,567
0.4
26,225
(1)
New Fortress Energy, Inc.
688,931
0.5
24,751
NiSource, Inc.
665,554
0.4
37,525  Old Republic International
Corp.
918,987
0.6
4,873
ONE Gas, Inc.
394,421
0.3
9,938
ONEOK, Inc.
563,087
0.4
4,073
Packaging Corp. of America
505,174
0.3
15,764
Patterson Cos., Inc.
412,859
0.3
11,208
PepsiCo, Inc.
2,043,779
1.4
32,575
Pfizer, Inc.
1,238,502
0.8
17,108  Philip Morris International,
Inc.
1,539,891
1.0
10,966
Phillips 66
1,004,595
0.7
32,681
PPL Corp.
856,242
0.6
2,526
Procter & Gamble Co.
359,955
0.2
11,823
Prosperity Bancshares, Inc.
676,039
0.5
3,683
QUALCOMM, Inc.
417,689
0.3
71,162
Rithm Capital Corp.
579,259
0.4
12,957
Rollins, Inc.
509,469
0.3
5,151
Sempra Energy
739,323
0.5
3,161  Sensata Technologies
Holding PLC
131,245
0.1
687
Sherwin-Williams Co.
156,485
0.1
4,788
Silgan Holdings, Inc.
215,412
0.1
3,444
Snap-on, Inc.
857,074
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
11,200
Sonoco Products Co.
$ 670,432
0.5
5,983
Targa Resources Corp.
407,143
0.3
6,252
Texas Instruments, Inc.
1,087,098
0.7
6,236
Travelers Cos., Inc.
1,055,381
0.7
3,784
UMB Financial Corp.
214,326
0.1
877
UnitedHealth Group, Inc.
427,310
0.3
21,038
Unum Group
914,101
0.6
24,287
US Bancorp
726,181
0.5
3,405
Valero Energy Corp.
364,471
0.2
46,774  Verizon Communications,
Inc.
1,666,558
1.1
13,049
Virtu Financial, Inc. - Class A
229,532
0.2
6,735
Washington Federal, Inc.
175,177
0.1
6,957
Wells Fargo & Co.
276,958
0.2
27,820
Wendy's Co.
612,318
0.4
3,797  Westinghouse Air Brake
Technologies Corp.
351,716
0.2
7,530
Westrock Co.
210,915
0.1
23,515
Williams Cos., Inc.
673,940
0.5
1,355
Willis Towers Watson PLC
296,542
0.2
93,571,577
63.0
Total Common Stock
(Cost $142,876,157)
143,193,856
96.0
EXCHANGE-TRADED FUNDS : 1 .7%
16,944  iShares MSCI EAFE Value
ETF
806,534
0.6
11,276  iShares Russell 1000 Value
ETF
1,675,839
1.1
2,482,373
1.7
Total Exchange-Traded
Funds
(Cost $2,497,123)
2,482,373
1.7
PREFERRED STOCK : 0 .1%
Germany : 0 .1%
1,523
Volkswagen AG
190,804
0.1
Total Preferred Stock
(Cost $197,482)
190,804
0.1
Total Long-Term Investments
(Cost $145,570,762)
145,867,033
97.8
SHORT-TERM INVESTMENTS : 0 .7%
Mutual Funds: 0.7%
1,075,000
(3)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio (Institutional Share
Class), 5.000%
(Cost $1,075,000)
1,075,000
0.7
Total Short-Term Investments
(Cost $1,075,000)
1,075,000
0.7
Total Investments in
Securities
(Cost $146,645,762) $ 146,942,033 98.5
Assets in Excess of
Other Liabilities 2,216,236 1.5
Net Assets $ 149,158,269 100.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Rate shown is the 7-day yield as of May 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 21 .1%
Health Care 15 .0
Industrials 12 .4
Consumer Staples 9 .7
Energy 7 .4
Utilities 6 .5
Information Technology 5 .8
Consumer Discretionary 5 .6
Communication Services 5 .2
Materials 4 .7
Real Estate 2 .7
Exchange-Traded Funds 1 .7
Short-Term Investments 0 .7
Assets in Excess of Other Liabilities 1 .5
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 4,719,992 $ — $ 4,719,992
Austria — 278,866 — 278,866
Canada 5,466,762 — — 5,466,762
China — 267,530 — 267,530
Denmark — 640,801 — 640,801
Finland — 189,779 — 189,779
France — 5,526,119 — 5,526,119
Germany — 1,034,768 — 1,034,768
Hong Kong 404,804 1,636,680 — 2,041,484
Israel — 299,798 — 299,798
Italy — 1,836,226 — 1,836,226
Japan 468,846 10,816,001 — 11,284,847
Netherlands — 1,836,036 — 1,836,036
New Zealand — 178,776 — 178,776
Puerto Rico 414,955 — — 414,955
Singapore — 778,209 — 778,209
Spain — 2,697,634 — 2,697,634
Switzerland — 3,381,775 — 3,381,775
United Kingdom — 6,747,922 — 6,747,922
United States 93,571,577 — — 93,571,577
Total Common Stock 100,326,944 42,866,912 — 143,193,856
Exchange-Traded Funds 2,482,373 — — 2,482,373
Preferred Stock — 190,804 — 190,804
Short-Term Investments 1,075,000 — — 1,075,000
Total Investments, at fair value $ 103,884,317 $ 43,057,716 $ — $ 146,942,033
Other Financial Instruments+
Forward Foreign Currency Contracts — 964,859 — 964,859
Total Assets $ 103,884,317 $ 44,022,575 $ — $ 147,906,892
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (225,447) $ — $ (225,447)
Written Options — (203,555) — (203,555)
Total Liabilities $ — $ (429,002) $ — $ (429,002)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
# The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
T
At May 31, 2023, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium
Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 6,962,101 GBP 5,700,000 Barclays Bank PLC 06/13/23 $ (130,137)
USD 249,143 GBP 200,000 Brown Brothers Harriman & Co. 06/13/23 293
USD 5,546,563 CAD 7,600,000 Brown Brothers Harriman & Co. 06/13/23 (53,662)
USD 202,984 AUD 300,000 Citibank N.A. 06/13/23 7,765
USD 148,702 CAD 200,000 Citibank N.A. 06/13/23 1,328
USD 112,479 CHF 100,000 Morgan Stanley & Co. International PLC 06/13/23 2,534
USD 11,357,691 JPY 1,480,400,000 Standard Chartered Bank 06/13/23 713,512
USD 4,778,151 AUD 7,100,000 Standard Chartered Bank 06/13/23 157,980
USD 769,891 EUR 700,000 Standard Chartered Bank 06/13/23 21,166
USD 3,265,423 CHF 3,000,000 Standard Chartered Bank 06/13/23 (32,937)
USD 13,731,722 EUR 12,800,000 State Street Bank and Trust Co. 06/13/23 40,760
USD 303,280 JPY 40,400,000 The Bank of New York Mellon 06/13/23 12,801
USD 467,603 JPY 64,100,000 The Bank of New York Mellon 06/13/23 6,720
GBP 200,000 USD 249,862 The Bank of New York Mellon 06/13/23 (1,012)
CAD 200,000 USD 148,792 The Bank of New York Mellon 06/13/23 (1,418)
EUR 400,000 USD 434,124 The Bank of New York Mellon 06/13/23 (6,281)
$ 739,412
At May 31, 2023, the following OTC written equity options were outstanding for Voya Global Advantage and Premium
Opportunity Fund:
Description Counterparty Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Consumer Staples
Select Sector
SPDR Fund
BNP Paribas Call 06/02/23 USD 77.340 87,502 USD 6,358,770 $ 73,703 $ —
Financial Select
Sector SPDR Fund
Citibank N.A. Call 06/16/23 USD 32.650 491,803 USD 15,619,663 403,229 (83,810)
FTSE 100 Index
Barclays Bank PLC Call 06/30/23 GBP 7,834.440 1,934 GBP 14,442,145 158,749 (9,698)
Health Care Select
Sector SPDR Fund
BNP Paribas Call 06/16/23 USD 134.930 76,353 USD 9,760,204 152,492 (191)
Industrial Select
Sector SPDR Fund
UBS AG Call 06/02/23 USD 101.620 181,890 USD 17,616,047 330,131 (282)
Nikkei 225 Index
UBS AG Call 06/30/23 JPY 31,116.430 31,284 JPY 966,296,438 133,062 (109,574)
$ 1,251,366 $ (203,555)
Currency Abbreviations:
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR EU Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 10,888,816
Gross Unrealized Depreciation (10,592,545)
Net Unrealized Appreciation $ 592,542